SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         RULE 23C-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

                               FLAHERTY & CRUMRINE
                                PREFERRED INCOME
                                FUND INCORPORATED
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                                 (626) 795-7300

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-06179



     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

     (1) Title of the class of securities of Flaherty & Crumrine Preferred Income Fund Incorporated (the "Fund") to be redeemed:

          Auction Preferred Stock (CUSIP #338480205), par value $.01 per share, liquidation preference of $100,000 per share (the "Preferred Stock").

     (2)  Date on which the securities are to be called or redeemed:

               November 20, 2008


     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

          The shares of Preferred Stock are to be redeemed pursuant to Part I,
     Article 3(a)(iii) of the Fund's Articles Supplementary Creating and Fixing the Rights of Auction Preferred Stock.


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     (4)  The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

     The Fund intends to redeem, by lot (as determined by the Depository Trust Company), 21 shares of Preferred Stock.


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                                    SIGNATURE
                                    ---------


     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, in the City of Pasadena and the State of California, on this 21st day of October 2008.


                                             FLAHERTY & CRUMRINE
                                             PREFERRED INCOME
                                             FUND INCORPORATED



                                             By:  /s/ R. Eric Chadwick
                                                  ------------------------------
                                             Name:   R. Eric Chadwick
                                             Title:  Chief Financial officer


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